Trinity Acquisition-Schedule of Pro Forma Summary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Schedule of Pro Forma Summary [Line Items]
Revenues
Net income (loss) from continuing operations
KiNRG [Member]
Schedule of Pro Forma Summary [Line Items]
Revenues
Net income (loss) from continuing operations	1,544,537	[1]	(472,473)	[2]
TRINITY [Member]
Schedule of Pro Forma Summary [Line Items]
Revenues	589,185,442
Net income (loss) from continuing operations	26,479,722	[1]	1,110,901	[2]
Adjustments [Member]
Schedule of Pro Forma Summary [Line Items]
Net income (loss) from continuing operations	(6,979,579)	[1]	(202,377)	[2]
Combined [Member]
Schedule of Pro Forma Summary [Line Items]
Revenues	589,185,442		82,846,589
Net income (loss) from continuing operations	$ 21,044,680	[1]	$ 436,051	[2]

[1]	Remove acquisition-related costs of $68,130 and interest income of $7,047,709 related to amounts due from affiliate fully reserved in consolidation.
[2]	Remove interest income of $202,377 related to amounts due from affiliate fully reserved in consolidation.